Accrued Liabilities - Components of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Voyage and vessel	$ 59,772	$ 58,406
Interest	14,713	14,787
Payroll and benefits	9,864	9,295
Total Accrued Liabilities	$ 84,349	$ 82,488